Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net income / (loss), continuing operations	$ (765,615)	$ 771,825
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Vessel depreciation	(1,597,424)	(1,708,526)
Amortization of deferred charges	(118,032)	(69,777)
Share-based compensation	49,565	96,174
Gain on sale of vessel		(1,340,952)
Unrealized gain on derivative	(41,435)	(142,216)
Amortization of debt discount	95,214	202,541
Loss on debt extinguishment	328,291
Changes in operating assets and liabilities	(557,092)	3,959,805
Net cash provided by operating activities of continuing operations	824,384	5,325,480
Cash flows from investing activities:
Cash paid for capitalized expenses		(1,867)
Proceeds from sale of vessel		6,255,735
Net cash provided by investing activities of continuing operations		6,253,868
Cash flows from financing activities:
Redemption of Series B preferred shares	(11,686,000)
Investment in subsidiary spun-off		(3,298,356)
Loan arrangement fees paid	(120,000)	(119,863)
Offering expenses paid		(12,488)
Proceeds from long-term bank loans	12,000,000	4,250,000
Repayment of long-term bank loans and vessel profit participation liability	(10,241,000)	(7,143,000)
Net cash used in financing activities of continuing operations	(10,047,000)	(6,323,707)
Net increase / (decrease) in cash and cash equivalents and restricted cash	(9,222,616)	5,255,641
Cash, cash equivalents and restricted cash at beginning of period	13,211,588	8,297,147
Cash, cash equivalents and restricted cash at end of period, continuing operations	3,988,972	13,552,788
Cash breakdown
Total cash, cash equivalents and restricted cash shown in the statement of cash flows, continuing operations	13,211,588	8,297,147
Net cash provided by operating activities of discontinued operations		360,977
Net cash used in investing activities of discontinued operations		(18,817,048)
Net cash provided by financing activities of discontinued operations		$ 18,054,670